Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2017 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 5,988,909.7	₨ 4,992,834.4	$ 92,350.2
Fair Value Of Credit Substitutes	419,540.6	297,241.0	6,469.4
Non-funded exposure	868,225.1	737,363.6
Total Exposure	₨ 7,276,675.4	₨ 6,027,439.0	112,207.8
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 1,526,978.2	₨ 670,622.8
Fair Value Of Credit Substitutes	0.0	0.0
Non-funded exposure	0.2	21.6
Total Exposure	₨ 1,526,978.4	₨ 670,644.4	23,546.3
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	21.00%	11.10%
Agriculture and Allied Activities
Concentration Risk [Line Items]
Gross loans		₨ 550,848.4
Fair Value Of Credit Substitutes		0.0
Non-funded exposure		1,616.2
Total Exposure		₨ 552,464.6
Agriculture and Allied Activities | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%		9.30%
Wholesale Trade
Concentration Risk [Line Items]
Gross loans		₨ 349,927.1
Fair Value Of Credit Substitutes		12,389.4
Non-funded exposure		36,108.5
Total Exposure		₨ 398,425.0
Wholesale Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%		6.60%
Services
Concentration Risk [Line Items]
Gross loans		₨ 306,593.9
Fair Value Of Credit Substitutes		3,425.4
Non-funded exposure		22,997.3
Total Exposure		₨ 333,016.6
Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%		5.50%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 320,876.9	₨ 253,373.6
Fair Value Of Credit Substitutes	2,941.7	4,721.8
Non-funded exposure	9,952.3	8,747.7
Total Exposure	₨ 333,770.9	₨ 266,843.1	5,146.8
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.60%	4.40%
Agriculture Production - Food
Concentration Risk [Line Items]
Gross loans	₨ 282,673.8
Fair Value Of Credit Substitutes	2,075.0
Non-funded exposure	458.3
Total Exposure	₨ 285,207.1		4,398.0
Agriculture Production - Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.90%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 240,301.6	₨ 199,606.7
Fair Value Of Credit Substitutes	31,661.9	11,092.6
Non-funded exposure	24,816.3	16,579.9
Total Exposure	₨ 296,779.8	₨ 227,279.2	4,576.4
Automobile and Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.10%	3.80%
NBFC/Financial Intermediaries
Concentration Risk [Line Items]
Gross loans	₨ 180,220.7	₨ 130,684.6
Fair Value Of Credit Substitutes	158,378.6	89,328.1
Non-funded exposure	5,211.1	2,174.3
Total Exposure	₨ 343,810.4	₨ 222,187.0	5,301.6
NBFC/Financial Intermediaries | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.70%	3.70%
Wholesale Trade- Consumer Goods
Concentration Risk [Line Items]
Gross loans	₨ 232,111.9
Fair Value Of Credit Substitutes	5,190.8
Non-funded exposure	20,611.1
Total Exposure	₨ 257,913.8		3,977.1
Wholesale Trade- Consumer Goods | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.60%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 260,053.9
Fair Value Of Credit Substitutes	4,500.5
Non-funded exposure	20,152.1
Total Exposure	₨ 284,706.5		4,390.2
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.90%
Wholesale Trade- Non Consumer Goods
Concentration Risk [Line Items]
Gross loans	₨ 166,940.1
Fair Value Of Credit Substitutes	3,144.3
Non-funded exposure	34,878.0
Total Exposure	₨ 204,962.4		3,160.6
Wholesale Trade- Non Consumer Goods | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.80%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 241,771.3	₨ 183,707.5
Fair Value Of Credit Substitutes	0.0	690.7
Non-funded exposure	4,104.8	3,342.8
Total Exposure	₨ 245,876.1	₨ 187,741.0	3,791.5
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.40%	3.10%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 110,827.8	₨ 95,022.6
Fair Value Of Credit Substitutes	4,900.7	9,122.4
Non-funded exposure	74,511.2	67,166.1
Total Exposure	₨ 190,239.7	₨ 171,311.1	2,933.5
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.80%
Agriculture Production-Non Food
Concentration Risk [Line Items]
Gross loans	₨ 202,350.3
Fair Value Of Credit Substitutes	0.0
Non-funded exposure	1.5
Total Exposure	₨ 202,351.8		3,120.3
Agriculture Production-Non Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.80%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 166,494.3	₨ 152,253.7
Fair Value Of Credit Substitutes	12,354.5	3,235.9
Non-funded exposure	12,309.0	7,814.2
Total Exposure	₨ 191,157.8	₨ 163,303.8	2,947.7
Food And Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.70%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 48,513.8	₨ 46,279.5
Fair Value Of Credit Substitutes	2,136.8	5,173.9
Non-funded exposure	123,490.2	108,033.7
Total Exposure	₨ 174,140.8	₨ 159,487.1	2,685.3
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.40%	2.60%
Power
Concentration Risk [Line Items]
Gross loans	₨ 125,213.0	₨ 103,437.7
Fair Value Of Credit Substitutes	20,395.7	15,770.2
Non-funded exposure	24,455.8	23,495.7
Total Exposure	₨ 170,064.5	₨ 142,703.6	2,622.4
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.40%
Real Estate and Property Services
Concentration Risk [Line Items]
Gross loans	₨ 168,660.4	₨ 121,992.9
Fair Value Of Credit Substitutes	1,585.4	3,200.9
Non-funded exposure	20,566.5	16,380.3
Total Exposure	₨ 190,812.3	₨ 141,574.1	2,942.4
Real Estate and Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.30%
Iron and Steel
Concentration Risk [Line Items]
Gross loans		₨ 97,934.7
Fair Value Of Credit Substitutes		19,910.6
Non-funded exposure		17,559.2
Total Exposure		₨ 135,404.5
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%		2.20%
Business Services
Concentration Risk [Line Items]
Gross loans	₨ 159,666.1
Fair Value Of Credit Substitutes	1,786.1
Non-funded exposure	6,561.8
Total Exposure	₨ 168,014.0		2,590.8
Business Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 1,406,387.9	₨ 1,730,548.7
Fair Value Of Credit Substitutes	143,679.7	119,179.1
Non-funded exposure	343,910.8	405,326.1
Total Exposure	₨ 1,893,978.4	₨ 2,255,053.9	29,205.5
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	26.00%	37.50%
Banks and Financial Institutions
Concentration Risk [Line Items]
Gross loans	₨ 40,763.1
Fair Value Of Credit Substitutes	3,402.7
Non-funded exposure	122,099.8
Total Exposure	₨ 166,265.6		2,563.8
Banks and Financial Institutions | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%
Telecom
Concentration Risk [Line Items]
Gross loans	₨ 108,104.6
Fair Value Of Credit Substitutes	21,406.2
Non-funded exposure	20,134.3
Total Exposure	₨ 149,645.1		$ 2,307.6
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%